Acquisition of entities under common control Acquisition of entities under common control (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2013	May 17, 2013 Tender Rig T15	Oct. 18, 2013 Tender Rig T16	Dec. 13, 2013 West Sirius Seadrill Capricorn Holdings LLC	Dec. 13, 2013 West Leo Seadrill Operating LP
Business Combination Segment Allocation [Line Items]
Total purchase price	$ 2,695.0	$ 210.0	$ 200.0	$ 1,035.0	$ 1,250.0
Debt assumed	(898.8)	(100.5)	(93.1)	(220.2)	(485.0)
Purchase price less debt	1,796.2	109.5	106.9	814.8	765.0
Working capital adjustments	(2.2)	(34.9)	(39.0)	106.7	(35.0)
Adjusted purchase price	1,794.0	74.6	67.9	921.5	730.0
Carrying value of net assets / (liabilities) acquired	487.4	(4.8)	0.3	374.6	117.3
Excess of purchase price over book value of net assets acquired, recorded as a reduction of equity	$ 1,306.6	$ 79.4	$ 67.6	$ 546.9	$ 612.7